FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

6.FAIR VALUE MEASUREMENT

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest-level input that is significant to the fair value measurement as a whole:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 - Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

For items that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing their classification at the end of each reporting period.

During the year ended December 31, 2023, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The fair values of cash and cash equivalents and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature.

6.FAIR VALUE MEASUREMENT (Continued)

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2023 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Note 19)	$—	$8,148	$—	$8,148
Equity securities (FVOCI) (Note 10)	293,145	30,566	—	323,711
Share purchase warrants (FVPL) (Note 10)	—	21,546	—	21,546
Fair value of derivative financial instruments (Note 21)	—	50,786	—	50,786
Total financial assets	$293,145	$111,046	$—	$404,191
Financial liabilities:
Share based liabilities (Note 17D)	$35,469	$—	$—	$35,469
Fair value of derivative financial instruments (Note 21)	—	7,222	—	7,222
Total financial liabilities	$35,469	$7,222	$—	$42,691

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2022 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Note 19)	$—	$8,579	$—	$8,579
Equity securities (FVOCI) (Note 10)	279,303	25,315	—	304,618
Share purchase warrants (FVPL) (Note 10)	—	28,124	—	28,124
Fair value of derivative financial instruments (Note 21)	—	8,774	—	8,774
Total financial assets	$279,303	$70,792	$—	$350,095
Financial liabilities:
Share based liabilities (Note 17D)	$32,425	$—	$—	$32,425
Fair value of derivative financial instruments (Note 21)	—	78,114	—	78,114
Total financial liabilities	$32,425	$78,114	$—	$110,539

Valuation Techniques

Trade Receivables

Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy) (Note 19).

Equity securities

Equity securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy). Equity securities representing shares of non-publicly traded entities are recorded at fair value using external broker-dealer quotations corroborated by option pricing models (classified within Level 2 of the fair value hierarchy) (Note 10).

6.FAIR VALUE MEASUREMENT (Continued)

Derivative Financial Instruments and Warrants

The Company holds share purchase warrants of certain publicly traded entities. Share purchase warrants are accounted for as derivative financial instruments and are presented as part of investments in the consolidated balance sheet. Derivative financial instruments classified within Level 2 of the fair value hierarchy are recorded at fair value using external broker-dealer quotations corroborated by option pricing models or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs (Notes 10 and 21).

Share Based Liabilities

Share based liabilities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy) (Note 17D).

Fair Value of Financial Assets and Liabilities Not Measured and Recognized at Fair Value

Long-term debt is recorded on the consolidated balance sheets at December 31, 2023 at amortized cost. The fair value of long-term debt is determined by applying a discount rate, reflecting the credit spread based on the Company’s credit rating to future related cash flows which is categorized within Level 2 of the fair value hierarchy. As at December 31, 2023, the Company’s long-term debt had a fair value of $1,797.9 million (2022 - $1,261.5 million) (Note 14).

The committed subscription proceeds for the San Nicolás project is recorded on the consolidated balance sheets at December 31, 2023 at amortized cost. The fair value of the San Nicolás liability is determined by discounting the minimum unavoidable obligation under the joint venture shareholders’ agreement between Agnico Eagle and Teck at a discount rate that reflects the Company’s credit rating. The fair value of the San Nicolás liability is not materially different from the carrying amount as a result of the difference between the discount rate used at the initial recognition date and the current market rates at December 31, 2023 (Note 15).

Lease obligations are recorded on the consolidated balance sheets at December 31, 2023 at amortized cost. The fair value of lease obligations is the present value of the future lease payments discounted at the Company’s current incremental borrowing rate. It is remeasured when there is a change in the lease term, future lease payments or changes in the assessment of whether the Company will exercise a purchase, extension or termination option. The fair value of lease obligations is not materially different from the carrying amounts as a result of the difference between the incremental borrowing rates used at the initial recognition date and the current market rates at December 31, 2023 (Note 13).

Non-current loans receivable and other receivables are included in the other asset line item in the consolidated balance sheets at amortized cost. The fair value of loans and other receivables is the present value of future cash inflows discounted at a market interest rate. The fair value of these financial assets is not materially different from the carrying amounts as at December 31, 2023 (Note 8B).